Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Reserve Quantities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,096
Deferred tax liability	0	$ 0
Noncapital Losses [Member]
Reserve Quantities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,096	$ 30,368
Canada [Member]
Reserve Quantities [Line Items]
Total average effective tax rate	26.50%	26.50%	26.50%
Tanzania [Member]
Reserve Quantities [Line Items]
Total average effective tax rate	30.00%	30.00%	30.00%
Tanzania [Member] | Noncapital Losses [Member]
Reserve Quantities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 56,146	$ 44,797